Interests in other entities (Tables)	12 Months Ended
Mar. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of Interests in Joint Ventures

(EUR thousand)	As of March 31
	2025	2024	2023
Aggregate carrying amount of individually immaterial joint ventures and associates	118	150	230
Aggregate amount of the Group's share of:
Income / (loss) from continuing operations	443	(63)	(111)
Other comprehensive loss	—	(17)	—
Total comprehensive income / (loss)	443	(80)	(111)

Disclosure of Interests in Associates

(EUR thousand)	As of March 31
	2025	2024	2023
Aggregate carrying amount of individually immaterial joint ventures and associates	118	150	230
Aggregate amount of the Group's share of:
Income / (loss) from continuing operations	443	(63)	(111)
Other comprehensive loss	—	(17)	—
Total comprehensive income / (loss)	443	(80)	(111)

Disclosure of Other Investments

(EUR thousand)	For the financial year ended March 31
	2025	2024	2022
Opening balance as of April 1	4,995	7,051	3,881
Additions	—	490	2,000
Fair value adjustment	(4,995)	(2,546)	1,343
Reclassification to joint ventures and associates	—	—	(173)
Closing balance as of March 31	—	4,995	7,051